Stock-Based Compensation - Additional Information (Details)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021 shares	Jun. 30, 2021	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Jun. 30, 2021 shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Employees $ / shares shares	Dec. 31, 2019 USD ($) Employees shares	Sep. 09, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period								2 years	10 days	10 years
Number of options outstanding						2,344		2,344		3,489	3,856	41,000
Total intrinsic value of options exercised | $						$ 2,400,000	$ 300,000	$ 6,800,000	$ 400,000
Total fair value of shares vested | $								600	600	$ 1,000,000.0	$ 1,600,000
Compensation cost | $						28,493,000	$ 550,000	29,265,000	$ 1,692,000
Number of employees for which exercise price adjusted | Employees										106	124
Unrecognized compensation cost | $						$ 500		$ 500		$ 1,400,000	$ 4,400,000
Period for recognition of Unrecognized compensation cost								2 years 4 months 24 days		1 year 10 months 24 days	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			12 months
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period	9,348
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised | $										$ 700,000	$ 200,000
Share based compensation by share based arrangement equity instruments other than options granted during the period								9,348
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $										$ 200,000
Period for recognition of Unrecognized compensation cost								1 year 6 months		1 year 8 months 12 days
Fair value of restricted stock units granted | $										$ 29,000
Share based compensation by share based arrangement equity instruments other than options granted during the period										3,486
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $										$ 2,000,000.0	3,400,000
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $										$ 200,000	$ 600,000
Plan Mofification Terms For One Hundred and Six Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding										1,600,000
Stock option exercise price | $ / shares										$ 0.0121
Plan Mofification Terms For One Hundred and Twenty Four Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding											1,100,000
Share-based Payment Arrangement, Plan Modification, Incremental Cost | $											$ 500,000
Plan Mofification for Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $										$ 100,000	$ 200,000
Period for recognition of Unrecognized compensation cost								1 year 1 month 6 days		1 year	1 year 7 months 6 days
Plan Mofification for Certain Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				180 days
Two Thousand and Eleven Plan and Two Thousand Fourteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant										56,000,000
Number of options outstanding										3,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized								13,100,000
Two Thousand And Fourteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding												2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						3,000,000.0		3,000,000.0
Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	180 days		180 days		180 days
Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	75.00%	25.00%
Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period	285		229	8,533	164			9.3
Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%	75.00%	50.00%	50.00%
Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period			137
Two Thousand And Fourteen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Consultants [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	25.00%
Two Thousand And Fourteen Equity Incentive Plan [Member] | Plan Mofification for Certain Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Two Thousand And Fourteen Equity Incentive Plan [Member] | Plan Mofification for Certain Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%
Two Thousand And Twenty One Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						15,000,000.0		15,000,000.0